Financial Instruments and Financial Risk Management - Summary of Analyses Group's Financial Liabilities into Groupings of Remaining Period from Reporting Date to Contractual Maturity Date (Details) - USD ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Put and call option liabilities	$ 348,937	$ 61,268
Borrowings	635,237
Liquidity Risk | Less Than One Year
Disclosure Of Financial Instruments [Line Items]
Trade and other payables	294,469	191,332
Put and call option liabilities		1,118
Total current	294,469	192,450
Liquidity Risk | More Than One Year
Disclosure Of Financial Instruments [Line Items]
Put and call option liabilities	348,937	61,268
Borrowings	635,237	0
Total non-current	$ 984,174	$ 61,268